Taxation - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Property and equipment	$ 9,043,000	$ 9,296,000
Intangible assets	50,634,000	42,379,000
Carry forward tax losses	129,994,000	105,648,000
Excess interest carry forward	77,049,000	55,015,000
Accrued and unpaid expenses	13,094	16,694,000
Financial instruments	14,943,000	10,495,000
Other	9,298,000	16,766,000
Total deferred tax assets	304,055,000	256,293,000
Valuation allowance	(51,976,000)	(57,043,000)
Net deferred tax assets	252,079,000	199,250,000
Deferred tax liabilities:
Property and equipment	(1,857,000)	(2,246,000)
Intangible assets	(287,278,000)	(294,489,000)
Other	(5,904,000)	(7,365,000)
Total deferred tax liabilities	(295,039,000)	(304,100,000)
Net deferred tax liabilities	$ (42,960,000)	$ (104,850,000)